UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4321

JPMorgan Value Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Value Opportunities Fund, Inc.

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
	Consumer Discretionary — 10.7%
	Auto Components — 1.3%
9	TRW Automotive Holdings Corp. (a)	628

	Automobiles — 2.7%
25	Ford Motor Co.	425
24	General Motors Co. (a)	860

		1,285

	Hotels, Restaurants & Leisure — 1.2%
2	Darden Restaurants, Inc.	106
12	Royal Caribbean Cruises Ltd.	456

		562

	Household Durables — 0.7%
7	Lennar Corp., Class A	230
4	Toll Brothers, Inc. (a)	136

		366

	Internet & Catalog Retail — 0.3%
3	Expedia, Inc.	140

	Media — 2.5%
6	Comcast Corp., Class A	248
2	Omnicom Group, Inc.	95
13	Time Warner, Inc.	849

		1,192

	Multiline Retail — 1.7%
10	Macy’s, Inc.	441
6	Target Corp.	393

		834

	Specialty Retail — 0.3%
2	Williams-Sonoma, Inc.	129

	Total Consumer Discretionary	5,136

	Consumer Staples — 5.9%
	Beverages — 0.3%
3	Molson Coors Brewing Co., Class B	135

	Food & Staples Retailing — 3.0%
16	CVS Caremark Corp.	928
4	Kroger Co. (The)	159
5	Wal-Mart Stores, Inc.	333

		1,420

	Food Products — 1.1%
15	Archer-Daniels-Midland Co.	542

	Household Products — 1.1%
3	Energizer Holdings, Inc.	244
4	Procter & Gamble Co. (The)	299

		543

	Tobacco — 0.4%
2	Philip Morris International, Inc.	164

	Total Consumer Staples	2,804

	Energy — 14.6%
	Energy Equipment & Services — 2.2%
5	Baker Hughes, Inc.	243
3	Cameron International Corp. (a)	187
9	Ensco plc, (United Kingdom), Class A	481
4	Noble Corp., (Switzerland)	151

		1,062

	Oil, Gas & Consumable Fuels — 12.4%
4	Anadarko Petroleum Corp.	372
4	Apache Corp.	352
16	Chevron Corp.	1,983
9	ConocoPhillips	615
16	Exxon Mobil Corp.	1,376
3	Marathon Oil Corp.	94
2	Marathon Petroleum Corp.	131
5	Occidental Petroleum Corp.	496
4	Phillips 66	252
8	Valero Energy Corp.	262

		5,933

	Total Energy	6,995

	Financials — 25.6%
	Capital Markets — 5.8%
6	Bank of New York Mellon Corp. (The)	190
4	Goldman Sachs Group, Inc. (The)	577
20	Invesco Ltd.	638
17	Morgan Stanley	457
3	Northern Trust Corp.	136
12	State Street Corp.	793

		2,791

	Commercial Banks — 5.8%
5	East West Bancorp, Inc.	157
37	Huntington Bancshares, Inc.	309
2	PNC Financial Services Group, Inc. (The)	116
8	SunTrust Banks, Inc.	260
9	U.S. Bancorp	340
38	Wells Fargo & Co.	1,573

		2,755

	Consumer Finance — 1.4%
10	Capital One Financial Corp.	685

	Diversified Financial Services — 5.2%
76	Bank of America Corp.	1,044
29	Citigroup, Inc.	1,424

		2,468

	Insurance — 6.4%
11	ACE Ltd., (Switzerland)	982
3	Aflac, Inc.	174
4	Aon plc, (United Kingdom)	289
14	Hartford Financial Services Group, Inc.	427
–(h)	Marsh & McLennan Cos., Inc.	9

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
17	MetLife, Inc.	783
5	Prudential Financial, Inc.	371

		3,035

	Real Estate Investment Trusts (REITs) — 1.0%
4	American Homes 4 Rent, Class A (a)	58
8	Apartment Investment & Management Co., Class A	210
4	Post Properties, Inc.	189
2	Silver Bay Realty Trust Corp.	23

		480

	Total Financials	12,214

	Health Care — 11.8%
	Health Care Providers & Services — 4.8%
6	Cigna Corp.	441
5	Humana, Inc.	451
19	UnitedHealth Group, Inc.	1,379

		2,271

	Pharmaceuticals — 7.0%
12	Bristol-Myers Squibb Co.	570
23	Johnson & Johnson	1,976
11	Merck & Co., Inc.	530
3	Valeant Pharmaceuticals International, Inc. (a)	285

		3,361

	Total Health Care	5,632

	Industrials — 11.6%
	Aerospace & Defense — 1.5%
7	Textron, Inc.	193
5	United Technologies Corp.	496

		689

	Airlines — 0.5%
9	Southwest Airlines Co.	137
2	United Continental Holdings, Inc. (a)	74

		211

	Building Products — 0.9%
15	Masco Corp.	317
3	Owens Corning (a)	122

		439

	Construction & Engineering — 1.8%
12	Fluor Corp.	875

	Industrial Conglomerates — 0.5%
10	General Electric Co.	239

	Machinery — 3.0%
1	AGCO Corp.	55
17	PACCAR, Inc.	941
3	SPX Corp.	274
4	Trinity Industries, Inc.	163

		1,433

	Road & Rail — 3.4%
35	CSX Corp.	911
9	Norfolk Southern Corp.	729

		1,640

	Total Industrials	5,526

	Information Technology — 9.6%
	Communications Equipment — 2.1%
43	Cisco Systems, Inc.	999

	Computers & Peripherals — 2.9%
1	Apple, Inc.	620
6	EMC Corp.	159
24	Hewlett-Packard Co.	493
2	SanDisk Corp.	113

		1,385

	Internet Software & Services — 0.4%
–(h)	Google, Inc., Class A (a)	210

	Office Electronics — 0.2%
10	Xerox Corp.	107

	Semiconductors & Semiconductor Equipment — 2.6%
9	Applied Materials, Inc.	154
9	Broadcom Corp., Class A	244
6	Freescale Semiconductor Ltd. (a)	98
8	KLA-Tencor Corp.	496
24	ON Semiconductor Corp. (a)	172
3	Teradyne, Inc. (a)	50

		1,214

	Software — 1.4%
12	Microsoft Corp.	403
8	Oracle Corp.	249

		652

	Total Information Technology	4,567

	Materials — 4.5%
	Chemicals — 2.5%
4	Air Products & Chemicals, Inc.	469
3	Axiall Corp.	123
16	Dow Chemical Co. (The)	618

		1,210

	Containers & Packaging — 0.2%
2	Ball Corp.	103

	Metals & Mining — 1.8%
22	Alcoa, Inc.	177
12	Freeport-McMoRan Copper & Gold, Inc.	410
5	Nucor Corp.	260

		847

	Total Materials	2,160

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
7	Verizon Communications, Inc.	303

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Utilities — 3.1%
	Electric Utilities — 2.6%
10	Edison International	473
6	NextEra Energy, Inc.	451
11	Xcel Energy, Inc.	301

		1,225

	Multi-Utilities — 0.5%
3	Sempra Energy	258

	Total Utilities	1,483

	Total Common Stocks (Cost $43,551)	46,820

Short-Term Investments — 2.6%
	Investment Company — 2.6%
1,243	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,243)	1,243

	Total Investments — 100.6% (Cost $44,794)	48,063
	Liabilities in Excess of Other Assets — (0.6)%	(302)

	NET ASSETS — 100.0%	$47,761

Percentages indicated are based on net assets.

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
5	E-mini S&P 500	12/20/13	$419	$(2)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,002
Aggregate gross unrealized depreciation	(733)

Net unrealized appreciation/depreciation	$3,269

Federal income tax cost of investments	$44,794

JPMorgan Value Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,063	$–	$–	$48,063
Depreciation in Other Financial Instruments
Futures Contracts	$(2)	$–	$–	$(2)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 26, 2013